RETIREMENT BENEFITS PLANS - Obligations and Funded Status (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Funded status
Fair value of plan assets	$ 4,191	$ 3,993
Pension plans | United States
Funded status
Fair value of plan assets	2,469	2,445	$ 2,604
Benefit obligations	(2,650)	(2,700)	(2,824)
Funded status	(181)	(255)
Amounts recognized in the Consolidated Balance Sheets
Other assets	0	0
Other current liabilities	(9)	(29)
Pension liabilities and Other postretirement benefits liabilities	(172)	(226)
Total	(181)	(255)
Amounts recognized in Accumulated other comprehensive loss (pre-tax)
Net actuarial loss (gain)	847	904
Prior service cost	3	5
Total	850	909	871
Pension plans | Non-United States plans
Funded status
Fair value of plan assets	1,722	1,548	1,633
Benefit obligations	(2,038)	(1,863)	(2,022)
Funded status	(316)	(315)
Amounts recognized in the Consolidated Balance Sheets
Other assets	256	231
Other current liabilities	(42)	(31)
Pension liabilities and Other postretirement benefits liabilities	(530)	(515)
Total	(316)	(315)
Amounts recognized in Accumulated other comprehensive loss (pre-tax)
Net actuarial loss (gain)	738	678
Prior service cost	15	6
Total	753	684	661
Other postretirement benefits expense (income)
Funded status
Fair value of plan assets	20	18	17
Benefit obligations	(194)	(196)	(212)
Funded status	(174)	(178)
Amounts recognized in the Consolidated Balance Sheets
Other assets	0	0
Other current liabilities	(13)	(14)
Pension liabilities and Other postretirement benefits liabilities	(161)	(164)
Total	(174)	(178)
Amounts recognized in Accumulated other comprehensive loss (pre-tax)
Net actuarial loss (gain)	(72)	(87)
Prior service cost	0	0
Total	$ (72)	$ (87)	$ (93)